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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        3/31/05
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Phila, Pa 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maryann Perrino
         -------------------------------
Title:
         -------------------------------
Phone:   215-789-6188
         -------------------------------

Signature, Place, and Date of Signing:

Maryann Perrino                   Phila, PA            April 18, 2005
-------------------------------    ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

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        and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                          --------------------
Form 13F Information Table Entry Total:                            152
                                                           --------------------

Form 13F Information Table Value Total:                     $  241,383
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------

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

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE

------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


3M Co                          Com              88579Y101     5061    59066 SH       SOLE                    59066

Abbott Labs                    Com              002824100     1137    24382 SH       SOLE                    24382

Adesa Inc                      Com              00686U104      613    26250 SH       SOLE                    26250

Air Prods & Chems Inc          Com              009158106     2163    34174 SH       SOLE                    34174

Alcoa Inc                      Com              013817101     2420    79645 SH       SOLE                    78145              1500

Allete Inc                     Com              018522102      388     9275 SH       SOLE                     9175               100

Altria Group Inc               Com              02209S103      501     7668 SH       SOLE                     7668

AmSouth Bancorp                Com              032165102     1709    65860 SH       SOLE                    65860

American Express Co            Com              025816109      563    10950 SH       SOLE                     9950              1000

American Intl Group            Com              026874107     1041    18779 SH       SOLE                    18179               600

Amgen Inc                      Com              031162100     3491    59971 SH       SOLE                    59971

Anheuser Busch Cos Inc         Com              035229103      585    12350 SH       SOLE                    12350

Aqua America Inc               Com              03836W103      821    33705 SH       SOLE                    33705

Automatic Data Process         Com              053015103     3776    84015 SH       SOLE                    83715               300

Avery Dennison Corp            Com              053611109     1276    20600 SH       SOLE                    20600

Avon Prods Inc                 Com              054303102      412     9605 SH       SOLE                     9605

BP Plc Spons ADR               Com              055622104     3155    50563 SH       SOLE                    50043               520

Bank Of America Corp           Com              060505104     4141    93907 SH       SOLE                    92575              1332

Baxter International           Com              071813109      262     7700 SH       SOLE                     5950              1750

Beckman Coulter                Com              075811109      887    13350 SH       SOLE                    13350

Becton Dickinson & Co          Com              075887109     1798    30781 SH       SOLE                    30781

Bellsouth Corp                 Com              079860102      754    28681 SH       SOLE                    28681

Berkshire Hathaway Cl B        Com              084670207      780      273 SH       SOLE                      273

Best Buy Inc                   Com              086516101      259     4797 SH       SOLE                     4797

Black & Decker Corp            Com              091797100      940    11900 SH       SOLE                    11900

Blackrock Municipal Target Ter Com              09247M105      161    15800 SH       SOLE                    15800

Boeing Co                      Com              097023105     2856    48850 SH       SOLE                    48850

Bristol Myers Squibb           Com              110122108     1572    61738 SH       SOLE                    60138              1600

Burlington Nrthn Santa         Com              12189T104      312     5778 SH       SOLE                     5778

Burlington Resources           Com              122014103     1887    37680 SH       SOLE                    37280               400

Cabot Corp                     Com              127055101     1593    47665 SH       SOLE                    47665

Cabot Microelectronics         Com              12709P103      411    13091 SH       SOLE                    13091

Centurytel Inc                 Com              156700106      391    11893 SH       SOLE                    11893

Chevrontexaco Corp             Com              166764100     6998   120011 SH       SOLE                   120011

Chubb Corp                     Com              171232101     2119    26732 SH       SOLE                    26732

Cigna Corp                     Com              125509109      527     5896 SH       SOLE                     5896

Cisco Sys Inc                  Com              17275R102      960    53680 SH       SOLE                    51680              2000

Citigroup Inc                  Com              172967101     3996    88916 SH       SOLE                    87788              1128

Coca Cola Co                   Com              191216100     1618    38831 SH       SOLE                    38831

Colgate Palmolive Co           Com              194162103      916    17550 SH       SOLE                    17550

Comcast Corp Cl A              Com              20030N101      663    19631 SH       SOLE                    19308               323

                                       1

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
Comcast Corp Cl A Spl          Com              20030N200     3126    93488 SH       SOLE                    92488              1000

Commerce Bancshares            Com              200525103      311     6447 SH       SOLE                     6447

Commerce Group Inc Mass        Com              200641108      310     5000 SH       SOLE                     5000

Computer Sciences Corp         Com              205363104      298     6500 SH       SOLE                     6500

ConAgra Foods Inc              Com              205887102     3419   126523 SH       SOLE                   126123               400

ConocoPhillips                 Com              20825C104      512     4752 SH       SOLE                     4752

Corning Inc                    Com              219350105      163    14650 SH       SOLE                    13000              1650

DJ US Healthcare Sector iShare Com              464287762     1186    20299 SH       SOLE                    20299

Deere & Co                     Com              244199105      302     4492 SH       SOLE                     4492

Dell Inc                       Com              24702R101     1599    41620 SH       SOLE                    41620

Dentsply International         Com              249030107      792    14547 SH       SOLE                    14547

Diamonds Tr Unit Ser 1         Com              252787106      405     3860 SH       SOLE                     3860

Disney Walt Co                 Com              254687106     2449    85225 SH       SOLE                    85225

Dominion Res Va                Com              25746U109     1001    13451 SH       SOLE                    13451

Dow Chem Co                    Com              260543103      280     5610 SH       SOLE                     5610

Du Pont E I De Nemours         Com              263534109     5340   104218 SH       SOLE                   104218

Duke Energy Corp               Com              264399106      657    23450 SH       SOLE                    23450

Duke Realty Corp               Com              264411505      230     7710 SH       SOLE                     7710

Emerson Elec Co                Com              291011104     4588    70655 SH       SOLE                    70355               300

Exxon Mobil Corp               Com              30231G102    13644   228924 SH       SOLE                   225256              3668

FPL Group Inc                  Com              302571104     1502    37398 SH       SOLE                    36996               402

First Financial Holdings       Com              320239106      278    10000 SH       SOLE                    10000

Gannett Inc                    Com              364730101     1484    18762 SH       SOLE                    18562               200

General Elec Co                Com              369604103     9406   260830 SH       SOLE                   260830

General Mills                  Com              370334104      547    11127 SH       SOLE                    11127

General Mtrs Corp              Com              370442105      225     7665 SH       SOLE                     7665

Gillette Co                    Com              375766102      343     6800 SH       SOLE                     6800

Glaxosmithkline Plc Spons ADR  Com              37733W105      709    15450 SH       SOLE                    14850               600

Guidant Corp                   Com              401698105      517     7000 SH       SOLE                     6000              1000

Harley Davidson Inc            Com              412822108     2042    35345 SH       SOLE                    35345

Heinz H J Co                   Com              423074103     1470    39910 SH       SOLE                    38910              1000

Home Depot Inc                 Com              437076102      805    21060 SH       SOLE                    21060

IShares MSCI EAFE Index Fd     Com              464287465      268     1685 SH       SOLE                     1685

Ingersoll-Rand Co Cl A         Com              G4776G101     1110    13930 SH       SOLE                    12930              1000

Intel Corp                     Com              458140100     2464   106063 SH       SOLE                   104663              1400

International Bus Mach         Com              459200101     6651    72788 SH       SOLE                    72688               100

Intl Paper Co                  Com              460146103      589    16002 SH       SOLE                    16002

Ishares MSCI Japan Index Fd    Com              464286848      807    76900 SH       SOLE                    76900

Ishares Tr DJ Us Industrl      Com              464287754     1176    21320 SH       SOLE                    21320

Ishares Tr S&P 500 Index       Com              464287200      553     4695 SH       SOLE                     4695

Ishares Tr S&P Small Cap 600   Com              464287804      693     4360 SH       SOLE                     4360

JPMorgan Chase & Co            Com              46625H100     3566   103068 SH       SOLE                   102568               500

Johnson & Johnson              Com              478160104    13093   194955 SH       SOLE                   183595             11360

Johnson Ctls Inc               Com              478366107     1230    22058 SH       SOLE                    22058

KB Home                        Com              48666K109     1064     9060 SH       SOLE                     9060

Keycorp                        Com              493267108      230     7100 SH       SOLE                     7100

Kimberly Clark Corp            Com              494368103     2022    30768 SH       SOLE                    30168               600

Koninkijke Philips Elec Reg Sh Com              500472303      401    14554 SH       SOLE                    12354              2200

Liberty All-Star Equity Fd     Com              530158104      120    13534 SH       SOLE                    13534

                                     2



Liberty Ppty Tr Sh Ben Int     Com              531172104      219     5600 SH       SOLE                     5600

Lilly Eli & Co                 Com              532457108      907    17400 SH       SOLE                    17400

Lucent Technologies            Com              549463107      248    90256 SH       SOLE                    90256

MBIA Inc                       Com              55262C100     1180    22565 SH       SOLE                    22565

MDU Research Group             Com              552690109      224     8100 SH       SOLE                     8100

Marshall & Ilsley Corp         Com              571834100     1627    38964 SH       SOLE                    38964

McDonald's Corp                Com              580135101      464    14900 SH       SOLE                    14900

McGraw-Hill Inc                Com              580645109      310     3550 SH       SOLE                     3550

McKesson Corp                  Com              58155Q103      298     7900 SH       SOLE                     7900

Medco Health Solutions         Com              58405U102      872    17598 SH       SOLE                    17174               424

Medtronic Inc                  Com              585055106     2319    45513 SH       SOLE                    45313               200

Mellon Finl Corp               Com              58551A108      862    30202 SH       SOLE                    30202

Merck & Co Inc                 Com              589331107     2412    74508 SH       SOLE                    73428              1080

Merrill Lynch & Co Inc         Com              590188108     1641    28995 SH       SOLE                    28995

Microsoft Corp                 Com              594918104     3087   127724 SH       SOLE                   127724

Midcap Spdr Tr Ser 1           Com              595635103      996     8271 SH       SOLE                     8271

Morgan Stanley                 Com              617446448      438     7650 SH       SOLE                     7650

Motorola Inc                   Com              620076109      522    34900 SH       SOLE                    34900

MuniHldgs Florida Insd         Com              62624W105      277    19000 SH       SOLE                    19000

Newmont Mining                 Com              651639106      203     4800 SH       SOLE                     4800

Nextel Communications Cl A     Com              65332V103      338    11900 SH       SOLE                    11900

Nisource Inc                   Com              65473P105     1884    82680 SH       SOLE                    82180               500

Norfolk Southern Corp          Com              655844108      500    13500 SH       SOLE                    13500

Nuveen Muni Advantage Fd       Com              67062H106      422    28800 SH       SOLE                    28800

Oracle Corp                    Com              68389X105      139    11106 SH       SOLE                    11106

PNC Finl Svcs Group            Com              693475105     1307    25392 SH       SOLE                    25392

PPG Inds Inc                   Com              693506107      558     7809 SH       SOLE                     7809

PPL Corporation                Com              69351T106      514     9518 SH       SOLE                     9518

Pall Corp                      Com              696429307     2193    80871 SH       SOLE                    80871

Parkvale Financial             Com              701492100      219     7860 SH       SOLE                     7860

Pepsico Inc                    Com              713448108     5519   104072 SH       SOLE                   103072              1000

Pfizer Inc                     Com              717081103     3131   119171 SH       SOLE                   118471               700

Pitney Bowes Inc               Com              724479100      364     8064 SH       SOLE                     8064

Procter & Gamble Co            Com              742718109     4606    86908 SH       SOLE                    85908              1000

Progress Energy Inc            Com              743263105      259     6175 SH       SOLE                     6175

Public Svc Enterprise          Com              744573106      210     3861 SH       SOLE                     3861

Radioshack Corp                Com              750438103      304    12400 SH       SOLE                    12400

Raytheon Co                    Com              755111507      211     5465 SH       SOLE                     5465

Rohm & Haas Co                 Com              775371107      455     9483 SH       SOLE                     9483

Royal Dutch Pete Co            Com              780257804     1341    22340 SH       SOLE                    22340

SBC Communications             Com              78387G103     2439   102956 SH       SOLE                   101956              1000

Schering Plough Corp           Com              806605101      359    19767 SH       SOLE                    19767

Schlumberger Ltd               Com              806857108      707    10025 SH       SOLE                     9825               200

Spdr Tr Unit Ser 1             Com              78462F103     4205    35650 SH       SOLE                    35650

State Str Corp                 Com              857477103      693    15845 SH       SOLE                    15845

Sun Microsystems Inc           Com              866810104       42    10310 SH       SOLE                    10310

Suntrust Bks Inc               Com              867914103      712     9884 SH       SOLE                     9884

Sysco Corp                     Com              871829107     1974    55145 SH       SOLE                    54745               400

                                      3




Target Corp                    Com              87612E106     1338    26740 SH       SOLE                    26440               300

Texas Instruments              Com              882508104     3026   118705 SH       SOLE                   118305               400

Union Pac Corp                 Com              907818108     1764    25310 SH       SOLE                    25310

Unocal Corp                    Com              915289102      299     4850 SH       SOLE                     4550               300

Vanguard Index Tr Stk Mkt Vipe Com              922908769     4289    37345 SH       SOLE                    37345

Verizon Communications         Com              92343V104     4583   129111 SH       SOLE                   128811               300

Wachovia Corp                  Com              929903102     4001    78589 SH       SOLE                    78589

Wal Mart Stores Inc            Com              931142103      341     6800 SH       SOLE                     6800

Wells Fargo & Co               Com              949746101     1170    19560 SH       SOLE                    19560

Williams Cos Inc Del           Com              969457100      306    16250 SH       SOLE                    16250

Wyeth                          Com              983024100     2549    60434 SH       SOLE                    60134               300

Ishares Tr 1-3 Yr Tr Index     Com              464287457      542 6708.000 SH       SOLE                 6708.000

Ishares Tr 7-10 Yr Tr Index    Com              464287440      246 2945.000 SH       SOLE                 2945.000

Ishares Tr GS Corp Bd          Com              464287242      329 3002.000 SH       SOLE                 3002.000


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